Liabilities to credit institutions - Summary of Working Capital Loans (Details) € in Thousands, ¥ in Thousands, $ in Thousands	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Disclosure of detailed information about borrowings [line items]
Loans received		$ 1,923,755			$ 1,300,108
3 Month Euro Interbank Offered Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.30%	2.30%	2.30%
Borrowings, arrangement fee, percentage	0.0015	0.0015	0.0015	0.0015	0.0015	0.0015
Secured bank loans received	€ 400,104	$ 442,795		€ 270,095	$ 288,746
3 Month Euro Interbank Offered Rate | Euro Interbank Offered Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				2.10%	2.10%	2.10%
12 Month Loan Prime Rate Plus 1.25%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.35%	7.35%	7.35%
Unsecured bank loans received		$ 100,000			$ 72,517	¥ 500,000
12 Month Loan Prime Rate Plus 1.25% | Loan Prime Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				1.25%	1.25%	1.25%
12 Month Loan Prime Rate Plus 0.05%
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.05%	0.05%	0.05%
Unsecured bank loans received		$ 36,617	¥ 260,000		$ 103,845	¥ 716,000
12 Month Loan Prime Rate Plus 0.05% | Loan Prime Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				0.05%	0.05%	0.05%
August 3 Month Loan Prime Rate Plus 2.3%
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.05%	0.05%	0.05%
Unsecured bank loans received		$ 1,610	¥ 11,430		$ 147,000
August 3 Month Loan Prime Rate Plus 2.3% | Loan Prime Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				2.30%	2.30%	2.30%
September 3 Month Loan Prime Rate Plus 2.3%
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.45%	0.45%	0.45%
Unsecured bank loans received		$ 32,533	¥ 231,000		$ 255,000
September 3 Month Loan Prime Rate Plus 2.3% | Loan Prime Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				2.30%	2.30%	2.30%
Secured 4.48% Working Capital Loan
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.30%	1.30%	1.30%
Borrowings, interest rate				4.48%	4.48%	4.48%
Secured bank loans received		$ 43,659	¥ 310,000		$ 133,000
3 Month Secured Overnight Financing Rate Plus 2.4%
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.30%	2.30%	2.30%
Unsecured bank loans received		$ 402,000			$ 100,000
3 Month Secured Overnight Financing Rate Plus 2.4% | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				2.40%	2.40%	2.40%
Unsecured 7.5% Working Capital Loan
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.90%	0.90%	0.90%
Borrowings, interest rate				7.50%	7.50%	7.50%
Unsecured bank loans received		$ 320,000			$ 200,000
12 Month Secured Overnight Financing Rate Plus 1.1%
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.10%	1.10%	1.10%
Unsecured bank loans received		$ 82,000
12 Month Loan Prime Rate Plus 0.25%
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.25%	0.25%	0.25%
Unsecured bank loans received		$ 70,417	¥ 500,000
12 Month Secured Overnight Financing Rate Plus 0.65%
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.65%	0.65%	0.65%
Unsecured bank loans received		$ 118,000
12 Month Secured Overnight Financing Rate Plus 1.11%
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.11%	1.11%	1.11%
Unsecured bank loans received		$ 100,000
12 Month Loan Prime Rate Plus 0.15%
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.15%	0.15%	0.15%
Unsecured bank loans received		$ 28,167	¥ 200,000
12 Month Loan Prime Rate Plus 1.05%
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.05%	1.05%	1.05%
Unsecured bank loans received		$ 12,957	¥ 92,000
12 Month Secured Overnight Financing Rate Plus 1.70%
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.70%	1.70%	1.70%
Unsecured bank loans received		$ 133,000